Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 3,326,628	R$ 3,668,717
Expected credit loss	(233,625)	(350,025)	R$ (380,559)
Trade accounts receivable, net	3,093,003	3,318,692
Current trade accounts receivable	3,075,218	3,281,196
Noncurrent trade accounts receivable	17,785	37,496
Domestic market
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	1,425,444	1,459,623
Foreign market
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable, gross	R$ 1,901,184	R$ 2,209,094